Financial Instruments by Category	12 Months Ended
Dec. 31, 2025
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY
37.	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of each reporting period are as follows:

2024

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets	-	9,846	9,846
Cash and bank balances	-	1,261,211	1,261,211
Trade receivables	-	83,143	83,143
Financial assets at FVTPL	1,141	-	1,141
Financial assets included in other non-current assets	-	2,439	2,439

Total	1,141	1,356,639	1,357,780

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	RMB	RMB	RMB

Interest-bearing bank and other borrowings (current and non-current portions)	-	1,668,497	1,668,497
Trade payables	-	91,966	91,966
Financial liabilities included in other payables and accruals	-	103,014	103,014
Other non-current liabilities	-	6,274	6,274

Total	-	1,869,751	1,869,751

2025

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total	Total
	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets	-	3,609	3,609	516
Cash and bank balances	-	2,470,085	2,470,085	353,217
Trade receivables	-	252,938	252,938	36,170
Financial assets at FVTPL	4,000	-	4,000	572
Financial assets included in other non-current assets	-	690	690	99

Total	4,000	2,727,322	2,731,322	390,574

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Total
	RMB	RMB	RMB	US$

Interest-bearing bank and other borrowings (current and non-current portions)	-	1,979,719	1,979,719	283,096
Trade payables	-	106,740	106,740	15,264
Financial liabilities included in other payables and accruals	1,968	138,482	140,450	20,084
Other non-current liabilities	6,374	5,657	12,031	1,720

Total	8,342	2,230,598	2,238,940	320,164